Particulars of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Disclosure of the particulars subsidiaries of the Company
Particulars of the Company's subsidiaries at the end of the reporting period are as follows:

Name of subsidiary	Place of incorporation	Issued and fully paid ordinary share	Proportion of issued and fully paid ordinary shares held by the Company		Principal activity
			2025	2024
			%	%
Directly held:
Insighta Limited	Hong Kong	HKD10,000	100	100	Biotechnology research and investment holding
Indirectly held:
明察康健(深圳)科技有限责任公司	The PRC	CNY10,000,000	100	100	Dormant
得易健康产业(深圳)有限责任公司	The PRC	CNY100,000	100	100	Biotechnology research
得易健康生物(广州)有限公司	The PRC	CNY20,000,000	100	100	Biotechnology research